Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Carrying Amounts of Goodwill and Intangible Assets
(a) Change in the carrying value of goodwill and intangible assets
The following table presents the change in carrying value of goodwill and intangible assets.

For the year ended December 31, 2023	Balance, January 1, 2023	Net additions/ (disposals)	Amortization expense		Effect of changes in foreign exchange rates	Balance, December 31, 2023
Goodwill	$6,014	$–	$	n/a	$(95)	$5,919
Indefinite life intangible assets
Brand	813	–		n/a	(22)	791
Fund management contracts and other (1)	1,048	–		n/a	(14)	1,034
	1,861	–		n/a	(36)	1,825
Finite life intangible assets (2)
Distribution networks	881	31		(53)	(25)	834
Customer relationships	643	(4)		(53)	(4)	582
Software	1,068	274		(217)	(23)	1,102
Other	52	11		(5)	(10)	48
	2,644	312		(328)	(62)	2,566
Total intangible assets	4,505	312		(328)	(98)	4,391
Total goodwill and intangible assets	$10,519	$312		$(328)	$(193)	$10,310

For the year ended December 31, 2022	Balance, January 1, 2022	Net additions/ (disposals) (3),(4)	Amortization expense		Effect of changes in foreign exchange rates	Balance, December 31, 2022
Goodwill	$5,651	$255	$	n/a	$108	$6,014
Indefinite life intangible assets
Brand	761	–		n/a	52	813
Fund management contracts and other (1)	788	228		n/a	32	1,048
	1,549	228		n/a	84	1,861
Finite life intangible assets (2)
Distribution networks	888	6		(47)	34	881
Customer relationships	687	–		(56)	12	643
Software	1,091	192		(235)	20	1,068
Other	49	7		(6)	2	52
	2,715	205		(344)	68	2,644
Total intangible assets	4,264	433		(344)	152	4,505
Total goodwill and intangible assets	$9,915	$688		$(344)	$260	$10,519

(1)	Fund management contracts are mostly allocated to Canada WAM and U.S. WAM CGUs with carrying values of $ 273 (2022 – $ 273 ) and $ 386 (2022 – $ 397 ), respectively.
(2)
Gross carrying amount of finite life intangible assets was $
2,955
for software, $
1,511

for distribution networks, $
1,136

for customer relationships and $
138

for other (2022 – $
2,736
, $
1,517
, $
1,146
and $
136
), respectively.

(3)
In November 2022, the Company acquired control of Manulife Fund Management Co., Ltd., formerly known as Manulife TEDA Fund Management Co., Ltd, through the purchase of the remaining
51
% of shares that it did not already own from its joint venture partner. The transaction included cash consideration of $
334
and derecognition of the Company’s previous joint venture interest with a fair value of $
321
. Goodwill, indefinite life fund management contracts and distribution networks, and finite life management contracts
, included in Other,
of $255, $185, $52 and $3 were recognized.

(4)	In January 2022, the Company paid $ 256 to VietinBank for an extension of the life of the distribution agreement acquired from Aviva Plc in December, 2021.

Summary of Impairment Testing of Goodwill
The following tables present the carrying value of goodwill by CGU or group of CGUs.

For the year ended December 31, 2023 CGU or group of CGUs	Balance, January 1, 2023	Net additions/ (disposals)	Effect of changes in foreign exchange rates	Balance, December 31, 2023

Asia

Asia Insurance (excluding Japan)	$162	$–	$(3)	$159

Japan Insurance	360	–	(32)	328

Canada Insurance	1,960	–	(2)	1,958

U.S. Insurance	360	–	(10)	350

Global Wealth and Asset Management

Asia WAM	450	–	(12)	438

Canada WAM	1,436	–	–	1,436

U.S. WAM	1,286	–	(36)	1,250

Total	$6,014	$–	$(95)	$5,919

For the year ended December 31, 2022 CGU or group of CGUs	Balance, January 1, 2022	Net additions/ (disposals)	Effect of changes in foreign exchange rates	Balance, December 31, 2022

Asia

Asia Insurance (excluding Japan)	$152	$–	$10	$162

Japan Insurance	386	–	(26)	360

Canada Insurance	1,955	–	5	1,960

U.S. Insurance	336	–	24	360

Global Wealth and Asset Management

Asia WAM	183	255	12	450

Canada WAM	1,436	–	–	1,436

U.S. WAM	1,203	–	83	1,286

Total	$5,651	$255	$108	$6,014